Warrants (Details) - Chardan Healthcare Acquisition 2 Corp. [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Warrants (Details) [Line Items]
Fair value of warrant liabilities	$ 595,000	$ 35,000	$ 280,000	$ 35,000
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)	8,622,644		8,622,644
Private Placement [Member]
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)	3,500,000		3,500,000